Document and Entity Information Document	Jun. 16, 2021	May 19, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 16, 2021
Entity Registrant Name	FEDERAL HOME LOAN BANK OF CHICAGO
Entity Central Index Key	0001331451
Amendment Flag	false
Entity Incorporation, State or Country Code	X1
Entity File Number		000-51401
Entity Tax Identification Number		36-6001019
Entity Address, Address Line One		433 West Van Buren Street, Suite 501S
Entity Address, City or Town		Chicago,
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60607
City Area Code	312
Local Phone Number	565-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false